Shareholder Fees (dei_DocumentInformationDocumentAxis, (Wells Fargo Advantage Conservative Income Fund), Institutional Class)	0 Months Ended
Jun. 01, 2013
(Wells Fargo Advantage Conservative Income Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none